Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Funds Group (Invesco Funds Group)
Entity Central Index Key	0000019034
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000188905 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	ESMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Small Cap Equity Fund (Class R6)	$54	0.99%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%	[1],[2]
Net Assets	$ 177,878,899
Holdings Count | Holding	117
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$177,878,899
Total number of portfolio holdings	117
Portfolio turnover rate	35%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.33%
Sanmina Corp.	2.07%
Allegro MicroSystems, Inc.	1.98%
MKS, Inc.	1.76%
MACOM Technology Solutions Holdings, Inc.	1.71%
Benchmark Electronics, Inc.	1.68%
Viavi Solutions, Inc.	1.58%
IES Holdings, Inc.	1.32%
Forgent Power Solutions, Inc.	1.32%
Power Integrations, Inc.	1.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.33%
Sanmina Corp.	2.07%
Allegro MicroSystems, Inc.	1.98%
MKS, Inc.	1.76%
MACOM Technology Solutions Holdings, Inc.	1.71%
Benchmark Electronics, Inc.	1.68%
Viavi Solutions, Inc.	1.58%
IES Holdings, Inc.	1.32%
Forgent Power Solutions, Inc.	1.32%
Power Integrations, Inc.	1.30%
* Excluding money market fund holdings, if any.

C000071337 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Small Cap Equity Fund
Class Name	Class Y
Trading Symbol	ESMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Small Cap Equity Fund (Class Y)	$54	0.99%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%	[3],[4]
Net Assets	$ 177,878,899
Holdings Count | Holding	117
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$177,878,899
Total number of portfolio holdings	117
Portfolio turnover rate	35%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.33%
Sanmina Corp.	2.07%
Allegro MicroSystems, Inc.	1.98%
MKS, Inc.	1.76%
MACOM Technology Solutions Holdings, Inc.	1.71%
Benchmark Electronics, Inc.	1.68%
Viavi Solutions, Inc.	1.58%
IES Holdings, Inc.	1.32%
Forgent Power Solutions, Inc.	1.32%
Power Integrations, Inc.	1.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.33%
Sanmina Corp.	2.07%
Allegro MicroSystems, Inc.	1.98%
MKS, Inc.	1.76%
MACOM Technology Solutions Holdings, Inc.	1.71%
Benchmark Electronics, Inc.	1.68%
Viavi Solutions, Inc.	1.58%
IES Holdings, Inc.	1.32%
Forgent Power Solutions, Inc.	1.32%
Power Integrations, Inc.	1.30%
* Excluding money market fund holdings, if any.

C000000472 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Small Cap Equity Fund
Class Name	Class C
Trading Symbol	ESMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Small Cap Equity Fund (Class C)	$108	1.99%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.99%	[5],[6]
Net Assets	$ 177,878,899
Holdings Count | Holding	117
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$177,878,899
Total number of portfolio holdings	117
Portfolio turnover rate	35%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.33%
Sanmina Corp.	2.07%
Allegro MicroSystems, Inc.	1.98%
MKS, Inc.	1.76%
MACOM Technology Solutions Holdings, Inc.	1.71%
Benchmark Electronics, Inc.	1.68%
Viavi Solutions, Inc.	1.58%
IES Holdings, Inc.	1.32%
Forgent Power Solutions, Inc.	1.32%
Power Integrations, Inc.	1.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.33%
Sanmina Corp.	2.07%
Allegro MicroSystems, Inc.	1.98%
MKS, Inc.	1.76%
MACOM Technology Solutions Holdings, Inc.	1.71%
Benchmark Electronics, Inc.	1.68%
Viavi Solutions, Inc.	1.58%
IES Holdings, Inc.	1.32%
Forgent Power Solutions, Inc.	1.32%
Power Integrations, Inc.	1.30%
* Excluding money market fund holdings, if any.

C000000470 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Small Cap Equity Fund
Class Name	Class A
Trading Symbol	ESMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Small Cap Equity Fund (Class A)	$68	1.24%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.24%	[7],[8]
Net Assets	$ 177,878,899
Holdings Count | Holding	117
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$177,878,899
Total number of portfolio holdings	117
Portfolio turnover rate	35%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.33%
Sanmina Corp.	2.07%
Allegro MicroSystems, Inc.	1.98%
MKS, Inc.	1.76%
MACOM Technology Solutions Holdings, Inc.	1.71%
Benchmark Electronics, Inc.	1.68%
Viavi Solutions, Inc.	1.58%
IES Holdings, Inc.	1.32%
Forgent Power Solutions, Inc.	1.32%
Power Integrations, Inc.	1.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.33%
Sanmina Corp.	2.07%
Allegro MicroSystems, Inc.	1.98%
MKS, Inc.	1.76%
MACOM Technology Solutions Holdings, Inc.	1.71%
Benchmark Electronics, Inc.	1.68%
Viavi Solutions, Inc.	1.58%
IES Holdings, Inc.	1.32%
Forgent Power Solutions, Inc.	1.32%
Power Integrations, Inc.	1.30%
* Excluding money market fund holdings, if any.

C000000473 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class A
Trading Symbol	AWSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class A)	$64	1.24%
*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%	[9]
Net Assets	$ 635,724,459
Holdings Count | Holding	68
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$635,724,459
Total number of portfolio holdings	68
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.

C000000475 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class C
Trading Symbol	AWSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class C)	$102	1.99%
*	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.99%	[10]
Net Assets	$ 635,724,459
Holdings Count | Holding	68
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$635,724,459
Total number of portfolio holdings	68
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.

C000095997 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class R
Trading Symbol	AWSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class R)	$76	1.49%
*	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.49%	[11]
Net Assets	$ 635,724,459
Holdings Count | Holding	68
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$635,724,459
Total number of portfolio holdings	68
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.

C000071338 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class Y
Trading Symbol	AWSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class Y)	$51	0.99%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[12]
Net Assets	$ 635,724,459
Holdings Count | Holding	68
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$635,724,459
Total number of portfolio holdings	68
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.

C000022912 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class R5
Trading Symbol	AWSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class R5)	$49	0.95%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[13]
Net Assets	$ 635,724,459
Holdings Count | Holding	68
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$635,724,459
Total number of portfolio holdings	68
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.

C000188906 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class R6
Trading Symbol	AWSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class R6)	$45	0.88%
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[14]
Net Assets	$ 635,724,459
Holdings Count | Holding	68
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$635,724,459
Total number of portfolio holdings	68
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.96%
Alphabet, Inc., Class A	3.79%
Apple, Inc.	3.47%
Texas Instruments, Inc.	3.22%
Canadian Pacific Kansas City Ltd.	3.09%
Microsoft Corp.	2.94%
Amazon.com, Inc.	2.76%
Berkshire Hathaway, Inc., Class B	2.73%
Contemporary Amperex Technology Co. Ltd., A Shares	2.17%
* Excluding money market fund holdings, if any.

C000120709 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small Company Fund
Class Name	Class R6
Trading Symbol	IEGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small Company Fund (Class R6)	$52	1.01%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[15],[16]
Net Assets	$ 725,599,672
Holdings Count | Holding	80
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$725,599,672
Total number of portfolio holdings	80
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.33%
ASTA Energy Solutions AG	2.65%
Tokyo Ohka Kogyo Co. Ltd.	2.64%
Helios Towers PLC	2.63%
BAWAG Group AG	2.46%
SigmaRoc PLC	2.40%
Lion Finance Group PLC	2.37%
SBM Offshore N.V.	2.29%
ASPEED Technology, Inc.	2.18%
flatexDEGIRO SE	2.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.33%
ASTA Energy Solutions AG	2.65%
Tokyo Ohka Kogyo Co. Ltd.	2.64%
Helios Towers PLC	2.63%
BAWAG Group AG	2.46%
SigmaRoc PLC	2.40%
Lion Finance Group PLC	2.37%
SBM Offshore N.V.	2.29%
ASPEED Technology, Inc.	2.18%
flatexDEGIRO SE	2.16%
* Excluding money market fund holdings, if any.

C000022913 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small Company Fund
Class Name	Class R5
Trading Symbol	IEGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small Company Fund (Class R5)	$56	1.08%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%	[17],[18]
Net Assets	$ 725,599,672
Holdings Count | Holding	80
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$725,599,672
Total number of portfolio holdings	80
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.33%
ASTA Energy Solutions AG	2.65%
Tokyo Ohka Kogyo Co. Ltd.	2.64%
Helios Towers PLC	2.63%
BAWAG Group AG	2.46%
SigmaRoc PLC	2.40%
Lion Finance Group PLC	2.37%
SBM Offshore N.V.	2.29%
ASPEED Technology, Inc.	2.18%
flatexDEGIRO SE	2.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.33%
ASTA Energy Solutions AG	2.65%
Tokyo Ohka Kogyo Co. Ltd.	2.64%
Helios Towers PLC	2.63%
BAWAG Group AG	2.46%
SigmaRoc PLC	2.40%
Lion Finance Group PLC	2.37%
SBM Offshore N.V.	2.29%
ASPEED Technology, Inc.	2.18%
flatexDEGIRO SE	2.16%
* Excluding money market fund holdings, if any.

C000071339 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small Company Fund
Class Name	Class Y
Trading Symbol	IEGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small Company Fund (Class Y)	$58	1.13%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[19]
Net Assets	$ 725,599,672
Holdings Count | Holding	80
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$725,599,672
Total number of portfolio holdings	80
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.33%
ASTA Energy Solutions AG	2.65%
Tokyo Ohka Kogyo Co. Ltd.	2.64%
Helios Towers PLC	2.63%
BAWAG Group AG	2.46%
SigmaRoc PLC	2.40%
Lion Finance Group PLC	2.37%
SBM Offshore N.V.	2.29%
ASPEED Technology, Inc.	2.18%
flatexDEGIRO SE	2.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.33%
ASTA Energy Solutions AG	2.65%
Tokyo Ohka Kogyo Co. Ltd.	2.64%
Helios Towers PLC	2.63%
BAWAG Group AG	2.46%
SigmaRoc PLC	2.40%
Lion Finance Group PLC	2.37%
SBM Offshore N.V.	2.29%
ASPEED Technology, Inc.	2.18%
flatexDEGIRO SE	2.16%
* Excluding money market fund holdings, if any.

C000000478 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small Company Fund
Class Name	Class C
Trading Symbol	IEGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small Company Fund (Class C)	$110	2.13%
*	Annualized.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.13%	[20]
Net Assets	$ 725,599,672
Holdings Count | Holding	80
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$725,599,672
Total number of portfolio holdings	80
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.33%
ASTA Energy Solutions AG	2.65%
Tokyo Ohka Kogyo Co. Ltd.	2.64%
Helios Towers PLC	2.63%
BAWAG Group AG	2.46%
SigmaRoc PLC	2.40%
Lion Finance Group PLC	2.37%
SBM Offshore N.V.	2.29%
ASPEED Technology, Inc.	2.18%
flatexDEGIRO SE	2.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.33%
ASTA Energy Solutions AG	2.65%
Tokyo Ohka Kogyo Co. Ltd.	2.64%
Helios Towers PLC	2.63%
BAWAG Group AG	2.46%
SigmaRoc PLC	2.40%
Lion Finance Group PLC	2.37%
SBM Offshore N.V.	2.29%
ASPEED Technology, Inc.	2.18%
flatexDEGIRO SE	2.16%
* Excluding money market fund holdings, if any.

C000000476 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small Company Fund
Class Name	Class A
Trading Symbol	IEGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small Company Fund (Class A)	$71	1.38%
*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%	[21]
Net Assets	$ 725,599,672
Holdings Count | Holding	80
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$725,599,672
Total number of portfolio holdings	80
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.33%
ASTA Energy Solutions AG	2.65%
Tokyo Ohka Kogyo Co. Ltd.	2.64%
Helios Towers PLC	2.63%
BAWAG Group AG	2.46%
SigmaRoc PLC	2.40%
Lion Finance Group PLC	2.37%
SBM Offshore N.V.	2.29%
ASPEED Technology, Inc.	2.18%
flatexDEGIRO SE	2.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.33%
ASTA Energy Solutions AG	2.65%
Tokyo Ohka Kogyo Co. Ltd.	2.64%
Helios Towers PLC	2.63%
BAWAG Group AG	2.46%
SigmaRoc PLC	2.40%
Lion Finance Group PLC	2.37%
SBM Offshore N.V.	2.29%
ASPEED Technology, Inc.	2.18%
flatexDEGIRO SE	2.16%
* Excluding money market fund holdings, if any.

C000000490 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class A
Trading Symbol	SMEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class A)	$67	1.20%
*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.20%	[22]
Net Assets	$ 1,252,088,876
Holdings Count | Holding	86
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,252,088,876
Total number of portfolio holdings	86
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.

C000000492 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class C
Trading Symbol	SMECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class C)	$109	1.95%
*	Annualized.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.95%	[23]
Net Assets	$ 1,252,088,876
Holdings Count | Holding	86
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,252,088,876
Total number of portfolio holdings	86
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.

C000000493 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class R
Trading Symbol	SMERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R)	$81	1.45%
*	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.45%	[24]
Net Assets	$ 1,252,088,876
Holdings Count | Holding	86
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,252,088,876
Total number of portfolio holdings	86
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.

C000071342 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class Y
Trading Symbol	SMEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class Y)	$53	0.95%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%	[25]
Net Assets	$ 1,252,088,876
Holdings Count | Holding	86
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,252,088,876
Total number of portfolio holdings	86
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.

C000022917 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class R5
Trading Symbol	SMEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R5)	$49	0.87%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.87%	[26]
Net Assets	$ 1,252,088,876
Holdings Count | Holding	86
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,252,088,876
Total number of portfolio holdings	86
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.

C000120710 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	SMEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R6)	$45	0.80%
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.80%	[27]
Net Assets	$ 1,252,088,876
Holdings Count | Holding	86
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2026)
Fund net assets	$1,252,088,876
Total number of portfolio holdings	86
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.66%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.16%
Entegris, Inc.	2.09%
Sanmina Corp.	2.06%
BrightSpring Health Services, Inc.	2.06%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.92%
Applied Industrial Technologies, Inc.	1.91%
Axsome Therapeutics, Inc.	1.78%
* Excluding money market fund holdings, if any.

[1]	Annualized.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Annualized.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Annualized.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[17]	Annualized.
[18]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.